Performance Management - GGM Macro Alignment ETF	Dec. 23, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each calendar year since the Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost at www.ggmetf.com or by calling 1-800-966-9991. In the future, performance information will be presented in this section of the Prospectus.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each calendar year since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year to date performance of the Fund through the most recent quarter ended September 30, 2025 is (1.13)%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.48% for the quarter ended September 30, 2024, and the lowest quarterly return was (5.80)% for the quarter ended December 31, 2024.

Year to Date Return, Label [Optional Text]	The year to date performance of the Fund through the most recent quarter ended
Bar Chart, Year to Date Return	(1.13%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return was
Highest Quarterly Return	7.48%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest quarterly return was
Lowest Quarterly Return	(5.80%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Life of the Fund*
GGM Macro Alignment ETF
Return Before Taxes	4.88%	9.06%
Return After Taxes on Distributions	4.31%	8.45%
Return After Taxes on Distributions and Sale of Fund Shares	2.90%	6.68%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	29.04%

*	Inception date of the Fund is September 25, 2023

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.ggmetf.com
Performance Availability Phone [Text]	1-800-966-9991